BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2016
BANK AND OTHER BORROWINGS [Abstract]
BANK AND OTHER BORROWINGS
18.	BANK AND OTHER BORROWINGS

	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Total bank and other borrowings	1,189,046	860,675	123,962
Comprised of:
Short-term	565,994	562,372	80,998
Long-term, current portion	350,786	82,632	11,901
	916,780	645,004	92,899
Long-term, non-current portion	272,266	215,671	31,063
	1,189,046	860,675	123,962

All bank and other borrowings at December 31, 2015 and 2016 were obtained from financial institutions. Certain bank borrowings are secured by equipment with a net carrying value of RMB138,321 and RMB111,728 (US$16,092), accounts receivable with a carrying value of RMB51,304 and RMB34,850 (US$5,019), net investment in financing leases with carrying value of RMB143,440 and RMB75,506 (US$10,875), and restricted cash of RMB555,035 and RMB568,494 (US$81,880), as of December 31, 2015 and 2016, respectively.

As at December 31, 2015 and 2016, the short-term bank and other borrowing bore a weighted average interest of 1.71% and 2.72 % per annum, and the long-term bank and other borrowings bore a weighted average interest of  5.27% and 7.44% per annum, respectively. As at December 31, 2016, bank and other borrowings amounting to RMB583,538 (US$84,047) (2015: RMB939,508) and RMB277,136 (US$39,916) (2015: RMB250,468) were denominated in US$ and RMB, respectively.

As of December 31, 2016, the maturity profile of these long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	82,632	11,901
Between one and two years	211,546	30,469
Between two and three years	4,125	594
	298,303	42,964

As of December 31, 2016, the Company had unutilized short-term bank credit lines totaling RMB1,529,065 (US$220,231).

IFC convertible loan

On February 18, 2014, the Group borrowed from International Finance Corporation (“IFC”) a loan with principal amount of US$20,000 which is repayable by two equal installments on October 15, 2018 and April 15, 2019. The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time. The conversion price is initially set at US$6.90 per ADS subject to adjustments as set forth in the loan agreement. The conversion and other features (i.e. the redemption option upon certain contingencies, step down interest feature), which are not clearly and closely related to the debt host contract, are bifurcated and accounted for as a compound derivative. The compound derivative is accounted for as a liability at fair value for each reporting period (note 19).

The IFC convertible loan was initially recorded as long-term bank borrowing of US$14,149 which equal to the US$20,000 proceeds received net of the fair value of the bifurcated compound derivative of US$5,851 on the issuance date. The host debt instrument is accreted to the redemption value on the maturity date using of the effective interest method.

On October 12, 2015, the Group entered into a repayment agreement with IFC pursuant to which, principle of US$10,000 will be repaid by December 31, 2015 and the remaining US$10,000 will be repaid on February 29, 2016 and May 31, 2016 in two equal installments. The amendment on repayment term is accounted for under extinguishment accounting. In accordance with ASC 470, Debt, for the extinguishments of debt, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished. A loss on debt extinguishment of RMB36,648 was recognized in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2015. The outstanding balance of the IFC loan amounted to RMB64,804 was reclassified to “long-term bank and other borrowings, current portion” in the consolidated balance sheet as of December 31, 2015 and was repaid in February 2016. The compound derivative liability was extinguished upon the repayment of the IFC C loan.

Other borrowings-Gopher (a related party)

In June 2015, the Group entered into a long-term loan agreement with Gopher Asset Management (“Gopher”), an entity controlled by a director of the Company (note 25), to borrow a loan of US$25,000 which matures in June 2018 at an interest rate of 9.0% per annum for its working capital. This loan is secured by the shares in a subsidiary, CCM (HK). As of December 31, 2016, the loan principal balance and accrued interest were RMB172,575 (US$24,856) and RMB5,894 (US$849), respectively.